THE PHOENIX EDGE(R) - VUL

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY
          (A WHOLLY OWNED SUBSIDIARY OF PHOENIX LIFE INSURANCE COMPANY)

PROSPECTUS                                                           MAY 1, 2003

The Phoenix Edge(R) - VUL is a flexible premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the PHLVIC Variable Universal Life Account. The subaccounts purchase shares of the following funds:

THE PHOENIX EDGE SERIES FUND
----------------------------
  [diamond]  Phoenix-Aberdeen International Series

  [diamond]  Phoenix-AIM Mid-Cap Equity Series
  [diamond]  Phoenix-Alliance/Bernstein Enhanced Index Series

  [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
  [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
  [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
  [diamond]  Phoenix-Janus Flexible Income Series
  [diamond]  Phoenix-Kayne Large-Cap Core Series
  [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
  [diamond]  Phoenix-Lazard U.S. Multi-Cap Series
  [diamond]  Phoenix-Lord Abbett Bond-Debenture Series
  [diamond] Phoenix-Lord Abbett Large-Cap Value Series [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
  [diamond]  Phoenix-MFS Investors Growth Stock Series
  [diamond]  Phoenix-MFS Investors Trust Series
  [diamond]  Phoenix-MFS Value Series

  [diamond]  Phoenix-Northern Dow 30 Series
  [diamond]  Phoenix-Northern Nasdaq-100 Index(R) Series

  [diamond]  Phoenix-Oakhurst Growth and Income Series
  [diamond]  Phoenix-Oakhurst Strategic Allocation Series
  [diamond]  Phoenix-Sanford Bernstein Global Value Series
  [diamond]  Phoenix-Sanford Bernstein Mid-Cap Value Series
  [diamond]  Phoenix-Sanford Bernstein Small-Cap Value Series
  [diamond]  Phoenix-Seneca Mid-Cap Growth Series
  [diamond]  Phoenix-Seneca Strategic Theme Series
  [diamond]  Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------
  [diamond]  AIM V.I. Capital Appreciation Fund
  [diamond]  AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------

  [diamond]  Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------

  [diamond]  Federated Fund for U.S. Government Securities II
  [diamond]  Federated High Income Bond Fund II - Primary Shares


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS 2
---------------------------------------------------------
  [diamond]  VIP Contrafund(R) Portfolio
  [diamond]  VIP Growth Opportunities Portfolio
  [diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
  [diamond]  Mutual Shares Securities Fund
  [diamond]  Templeton Foreign Securities Fund
  [diamond]  Templeton Growth Securities Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------

  [diamond]  Scudder VIT EAFE(R) Equity Index Fund
  [diamond]  Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
  [diamond]  Technology Portfolio

WANGER ADVISORS TRUST
---------------------
  [diamond]  Wanger Foreign Forty
  [diamond]  Wanger International Small Cap
  [diamond]  Wanger Twenty
  [diamond]  Wanger U.S. Smaller Companies

================================================================================

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:  [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                              PO Box 8027
                                                              Boston, MA 02266-8027

                                                  [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                              800/541-0171

 It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

 The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance

 Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

 The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


 Read and keep this prospectus for future reference.

                     TABLE OF CONTENTS

 Heading                                                Page
------------------------------------------------------------
RISK/BENEFIT SUMMARY .................................     4
  Policy Benefits ....................................     4
  Policy Risks .......................................     4

FEE TABLES
  Policy Option A - Transaction Fees .................     6
  Periodic Charges Other than Fund
     Policy Option A - Operating Expenses.............     7
  Policy Option B - Transaction Fees .................     9
  Periodic Charges Other than Fund
     Policy Option B - Operating Expenses ............    10
  Policy Option C - Transaction Fees .................    12
  Periodic Charges Other than Fund
     Policy Option C - Operating Expenses ............    13
  Minimum and Maximum Fund Operating Expenses.........    14
PHL VARIABLE INSURANCE COMPANY .......................    17
THE PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ...................................    17
  Performance History ................................    17
VOTING RIGHTS ........................................    17
THE GUARANTEED INTEREST ACCOUNT ......................    17
CHARGES AND DEDUCTIONS................................    18
  General ............................................    18
  Charges Deducted from Premium Payments .............    18
  Periodic Charges ...................................    18
  Mortality and Expense Risk Charge ..................    18
  Conditional Charges ................................    19
  Transfer Charge ....................................    20
  Other Tax Charges ..................................    20
  Fund Charges........................................    20
  Charge Reductions...................................    20
THE POLICY ...........................................    20
  Contract Rights: Owner, Insured, Beneficiary .......    20
  Contract Limitations................................    20
  Purchasing a Policy.................................    20
GENERAL ..............................................    22
  Postponement of Payments ...........................    22
  Optional Insurance Benefits ........................    22
  Death Benefit ......................................    23
PAYMENT OF PROCEEDS ..................................    24
  Surrender and Death Benefit Proceeds ...............    24
  Payment Amount......................................    24
  Payment Options ....................................    24
  Surrenders..........................................    25
  Transfer of Policy Value............................    25
  Policy Loans........................................    26
  Lapse...............................................    27
FEDERAL INCOME TAX CONSIDERATIONS ....................    27
  Modified Endowment Contracts .......................    27
FINANCIAL STATEMENTS..................................    28
APPENDIX A - INVESTMENT OPTIONS.......................   A-1
  Investment Type ....................................   A-1
  Investment Advisors ................................   A-2
  Investment Subadvisors .............................   A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R) - VUL is a flexible premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.


You will choose a Death Benefit Option when you apply for a policy:


[diamond]  Death Benefit Option 1 will equal the policy's face amount, or the minimum death benefit if greater

[diamond]  Death Benefit Option 2 will equal the face amount plus the policy value, or the minimum death benefit if greater

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option.


The minimum death benefit is equal to the policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured person at the beginning of the policy year in which death occurs.


Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS
Generally, you may take loans against 90% of your policy's cash surrender value.


You may partially surrender any part of the policy at anytime. A partial surrender fee will apply and we may also impose a separate surrender charge.


You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond]  Individual Term
[diamond]  Guaranteed Death Benefit
[diamond]  LifePlan Option

[diamond]  Non-Transferable General Account Rider

[diamond]  Disability Benefit
[diamond]  Accidental Death Benefit
[diamond]  Child Term
[diamond]  Family Term
[diamond]  Cash Value Accumulation Test Amendment
[diamond]  Purchase Protector Plan
[diamond]  Living Benefits

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY OPTIONS
You choose one of three policy options when you apply for a policy. Your choice will determine the fees and charges deducted from your policy and may not be changed:

[diamond]  POLICY OPTION A
           has the highest initial surrender charge, but lower mortality and expense risk charges than the other options beginning in policy year 11.

[diamond]  POLICY OPTION B
           reduces initial surrender charges, but has higher mortality and expense risk charges, beginning in policy year 11, than Policy Option A.

[diamond]  POLICY OPTION C
           further reduces initial surrender charges over Policy Option B, but also has higher mortality and expense risk charges, beginning in policy year 11, than Policy Options A and B.

You can use compare the effect your choice has on fees and charges by using the tables of fees and expenses beginning on page 6.


POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first 15 years under Policy Option A, during the first 10 years under Policy Option B, and during the first 5 years under Policy Option C; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE

Your policy will remain in force during the first seven policy years as long as the policy value, less any outstanding loans and loan interest, is enough to pay the monthly charges incurred under the policy. Beginning in policy year 8, the cash surrender value must be sufficient to pay the monthly deductions. If the above conditions are not met, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.


Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the PHLVIC Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THERE ARE TWO TABLES DESCRIBING THE CHARGES AS THEY APPLY TO EACH POLICY OPTION. THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.



FEE TABLES
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                                                 POLICY OPTION A - TRANSACTION FEES
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            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
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PREMIUM EXPENSE CHARGE           Upon premium payment                              6% of the premium payment.
------------------------------------------------------------------------------------------------------------------------------------
ISSUE EXPENSE CHARGE             On each monthly
                                 calculation day, for the                       $600 deducted at $50 per month.(1)
                                 first policy year
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SURRENDER CHARGE(2)              Upon Full Surrender.         We charge up to twice the Target Annual Premium ("TAP"). The TAP is
                                 Charge does not apply to a   established at issue by an arithmetic formula based on personal
                                 policy lapse                 information (age, gender, risk class) and the face amount of insurance coverage. A complete display of the surrender charges are provided in the contract.
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PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                 a reduction In the policy    apply to a full surrender.
                                 face amount.
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PARTIAL SURRENDER FEE            Upon Partial Surrender                                       $25.
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TRANSFER CHARGE                  Upon Transfer                We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first twelve transfers from the subaccounts or the first transfer from the non-loaned portion of the Guaranteed Interest Account in any given policy year.
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(1) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year.
(2) We begin reducing the surrender charge in policy year 8 and continue to reduce it each year thereafter until it becomes zero in policy year 16.


    THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


                                POLICY OPTION A - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
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            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)              On each monthly
                                  calculation day
  Minimum and Maximum                                          We charge $0.04 - $83.33 per $1,000 of amount at risk(2) each
  Charges                                                      month.

  Example for a male age 45 in                                 We would charge $0.19 per $1,000 of amount at risk(2) per month. We
  the nonsmoker premium class.                                 will increase this charge as he ages.

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MORTALITY AND EXPENSE RISK        On each monthly              We deduct a maximum of 0.08% each month from amounts allocated to
CHARGE(3)                         calculation day              the Separate Account.
------------------------------------------------------------------------------------------------------------------------------------
Other Tax Charges                 When we become liable for    We currently do not charge for taxes, however we reserve the right
                                  taxes.                       to impose a charge should we become liable for taxes in the future. Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
Loan Interest Rate Charged(4)     Interest accrues daily and
                                  is due on each policy        The maximum net cost to the policy value is 2% of the loan balance
                                  anniversary. If not paid     on an annual basis.
                                  on that date, we will
                                  treat the accrued interest
                                  as another loan against
                                  the policy

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                                                    OPTIONAL INSURANCE FEATURES
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INDIVIDUAL TERM RIDER(5)          On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.04 - $83.33 per $1.000 of term rider death benefit.
  Example for a male age 45 in                                 $0.12 per $1,000 of term rider death benefit.
  the nonsmoker premium class.
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GUARANTEED DEATH BENEFIT RIDER    On each Monthly              $0.03 per $1,000 of total face amount, including any term rider face
                                  Calculation Day              amount.
------------------------------------------------------------------------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER            We do not charge for this    We describe this rider later under "Additional Rider Benefits."
                                  rider
------------------------------------------------------------------------------------------------------------------------------------
NON-TRANSFERABLE GENERAL          We do not charge for this    We describe this rider later under "Additional Rider Benefits."
ACCOUNT RIDER                     rider
------------------------------------------------------------------------------------------------------------------------------------
DISABILITY BENEFIT RIDER(6)       On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.22 - $0.82 per $100 of annual benefit.
  Example for a male age 45 in                                 $0.33 per $100 of annual benefit.
  the nonsmoker premium class.
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ACCIDENTAL DEATH BENEFIT RIDER(6) On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.07 - $0.27 per $1,000 of rider insurance amount.
  Example for a male age 45 in                                 $0.16 per $1,000 of rider insurance amount.
  the nonsmoker premium class.
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CHILD TERM RIDER(5)               On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.05 - $0.11 per $1,000 of child term rider face amount.
  Example for a male child age                                 $0.06 per $1,000 of rider face amount, generally increasing as the
  10.                                                          child ages.

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FAMILY TERM RIDER(5)              On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.08 - $2.67 per $1,000 of rider face amount.
  Example for a female age 45 in                               $0.17 per $1,000 of rider face amount, generally increasing as the
  the nonsmoker premium class.                                 family member ages.
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            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PURCHASE OPTION(6)     On each Monthly
                                  Calculation Day
------------------------------------------------------------------------------------------------------------------------------------
  Minimum and Maximum                                          $0.05 - $0.18 per unit.(7)

  Example for a male age 35 in
  the nonsmoker premium class.                                 $0.16 per unit.(7)
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CASH VALUE ACCUMULATION TEST      We do not charge for this    We describe this rider later under "Additional Rider Benefits."
AMENDMENT                         rider
------------------------------------------------------------------------------------------------------------------------------------
LIVING BENEFITS                   We do not charge for this    We describe this rider later under "Additional Rider Benefits."
                                  rider
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(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will generally increase with age.
(6) This charge depends on age at the time the rider is issued, but will not increase with age.
(7) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.


                                                POLICY OPTION B - TRANSACTION FEES
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            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM EXPENSE CHARGE            Upon premium payment                              6% of the premium payment.
------------------------------------------------------------------------------------------------------------------------------------
ISSUE EXPENSE CHARGE              On each monthly
                                  calculation day, for the                       $600 deducted at $50 per month.(1)
                                  first policy year
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE(2)               Upon Full Surrender          We charge up to one and a half times the Target Annual Premium
                                  Charge does not apply to a   ("TAP"). The TAP is established at issue by an arithmetic formula
                                  policy lapse                 based on personal information (age, gender, risk class) and the face amount of insurance coverage. A complete display of the surrender charges are provided in the contract.
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE          Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                  a reduction In the policy    apply to a full surrender.
                                  face amount
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER FEE             Upon Partial Surrender                                       $25.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                   Upon Transfer                We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first twelve transfers from the subaccounts or the first transfer from the non-loaned portion of the Guaranteed Interest Account in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year.
(2) We begin reducing the surrender charge in policy year 6 and continue to reduce it each year thereafter until it becomes zero in policy year 11.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


                                POLICY OPTION B - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)              On each monthly
                                  calculation day
  Minimum and Maximum                                          We charge $0.04 - $83.33 per $1,000 of amount at risk(2) each
  Charges                                                      month.

  Example for a male age 45 in                                 We would charge $0.19 per $1,000 of amount at risk(2) per month. We
  the nonsmoker premium class.                                 will increase this charge as he ages.
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK        On each monthly              We deduct a maximum of .08% each month from amounts allocated to
CHARGE(3)                         calculation day              the Separate Account.
------------------------------------------------------------------------------------------------------------------------------------
Other Tax Charges                 When we become liable for    We currently do not charge for taxes, however we reserve the right
                                  taxes.                       to impose a charge should we become liable for taxes in the future. Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
Loan Interest Rate Charged(4)     Interest accrues daily and
                                  is due on each policy        The maximum net cost to the policy value is 2% of the loan balance
                                  anniversary. If not paid     on an annual basis.
                                  on that date, we will
                                  treat the accrued interest
                                  as another loan against
                                  the policy

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                                                    OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL TERM RIDER(5)          On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.04 - $83.33 per $1.000 of term rider death benefit.
  Example for a male age 45 in                                 $0.12 per $1,000 of term rider death benefit.
  the nonsmoker premium class.
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER    On each Monthly              $0.03 per $1,000 of total face amount, including any term rider face
                                  Calculation Day              amount.
------------------------------------------------------------------------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER            We do not charge for this    We describe this rider later under "Additional Rider Benefits."
                                  rider
------------------------------------------------------------------------------------------------------------------------------------
NON-TRANSFERABLE GENERAL          We do not charge for this    We describe this rider later under "Additional Rider Benefits."
ACCOUNT RIDER                     rider
------------------------------------------------------------------------------------------------------------------------------------
DISABILITY BENEFIT RIDER(6)       On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.22 - $0.82 per $100 of annual benefit.
  Example for a male age 45 in                                 $0.33 per $100 of annual benefit.
  the nonsmoker premium class.
------------------------------------------------------------------------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER(6) On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.07 - $0.27 per $1,000 of rider insurance amount.
  Example for a male age 45 in                                 $0.16 per $1,000 of rider insurance amount.
  the nonsmoker premium class.
-----------------------------------------------------------------------------------------------------------------------------------
CHILD TERM RIDER(5)               On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.05 - $0.11 per $1,000 of child term rider face amount.
  Example for a male child                                     $0.06 per $1,000 of rider face amount, generally increasing as the
  age 10.                                                      child ages.
------------------------------------------------------------------------------------------------------------------------------------
FAMILY TERM RIDER(5)              On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.08 - $2.67 per $1,000 of rider face amount.
  Example for a female age 45 in                               $0.17 per $1,000 of rider face amount, generally increasing as the
  the nonsmoker premium class.                                 family member ages.
------------------------------------------------------------------------------------------------------------------------------------



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            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
 ADDITIONAL PURCHASE OPTION(6)     On each Monthly
                                   Calculation Day
------------------------------------------------------------------------------------------------------------------------------------
   Minimum and Maximum                                         $0.05 - $0.18 per unit.(7)
   Example for a male age 35 in                                $0.16 per unit.(7)
   the nonsmoker premium class.
------------------------------------------------------------------------------------------------------------------------------------
 CASH VALUE ACCUMULATION TEST     We do not charge for this    We describe this rider later under "Additional Rider Benefits."
 AMENDMENT                        rider
------------------------------------------------------------------------------------------------------------------------------------
 LIVING BENEFITS                  We do not charge for this    We describe this rider later under "Additional Rider Benefits."
                                  rider
------------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will generally increase with age.
(6) This charge depends on age at the time the rider is issued, but will not increase with age.
(7) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.


                                                POLICY OPTION C - TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM EXPENSE CHARGE            Upon premium payment                              6% of the premium payment.
------------------------------------------------------------------------------------------------------------------------------------
ISSUE EXPENSE CHARGE              On each monthly
                                  calculation day, for the                       $600 deducted at $50 per month.(1)
                                  first policy year
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE(2)               Upon Full Surrender.         We charge up to 75% of the Target Annual Premium ("TAP"). The TAP is
                                  Charge does not apply to a   established at issue by an arithmetic formula based on personal
                                  policy lapse                 information (age, gender, risk class) and the face amount of insurance coverage. A complete display of the surrender charges are provided in the contract.
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE          Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                  a reduction In the policy    apply to a full surrender.
                                  face amount
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER FEE             Upon Partial Surrender                                       $25.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                   Upon Transfer                We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first twelve transfers from the subaccounts or the first transfer from the non-loaned portion of the Guaranteed Interest Account in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year.
(2) We begin reducing the surrender charge in policy year 4 and continue to reduce it each year thereafter until it becomes zero in policy year 6.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


                                POLICY OPTION C - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)              On each monthly
                                  calculation day
  Minimum and Maximum
  Charges                                                      We charge $0.04 - $83.33 per $1,000 of amount at risk(2) each month.

  Example for a male age 45 in                                 We would charge $0.19 per $1,000 of amount at risk(2) per month. We
  the nonsmoker premium class.                                 will increase this charge as he ages.
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK        On each monthly              We deduct a maximum of 0.08% each month from amounts allocated to
CHARGE(2)                         calculation day              the Separate Account.
------------------------------------------------------------------------------------------------------------------------------------
Other Tax Charges                 When we become liable for    We currently do not charge for taxes, however we reserve the right
                                  taxes.                       to impose a charge should we become liable for taxes in the future. Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
Loan Interest Rate Charged(4)     Interest accrues daily and
                                  is due on each policy        The maximum net cost to the policy value is 2% of the loan balance
                                  anniversary. If not paid     on an annual basis.
                                  on that date, we will
                                  treat the accrued interest
                                  as another loan against
                                  the policy
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL TERM RIDER(5)          On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.04 - $83.33 per $1.000 of term rider death benefit.
  Example for a male age 45 in                                 $0.12 per $1,000 of term rider death benefit.
  the nonsmoker premium class.
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER    On each Monthly              $0.03 per $1,000 of total face amount, including any term rider face
                                  Calculation Day              amount.
------------------------------------------------------------------------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER            We do not charge for this    We describe this rider later under "Additional Rider Benefits."
                                  rider
------------------------------------------------------------------------------------------------------------------------------------
NON-TRANSFERABLE GENERAL          We do not charge for this    We describe this rider later under "Additional Rider Benefits."
ACCOUNT RIDER                     rider
------------------------------------------------------------------------------------------------------------------------------------
DISABILITY BENEFIT RIDER(6)       On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.22 - $0.82 per $100 of annual benefit.
  Example for a male age 45 in                                 $0.33 per $100 of annual benefit.
  the nonsmoker premium class.
------------------------------------------------------------------------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER(6) On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.07 - $0.27 per $1,000 of rider insurance amount.
  Example for a male age 45 in                                 $0.16 per $1,000 of rider insurance amount.
  the nonsmoker premium class.
------------------------------------------------------------------------------------------------------------------------------------
CHILD TERM RIDER(5)               On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.05 - $0.11 per $1,000 of child term rider face amount.
  Example for a male child age                                 $0.06 per $1,000 of rider face amount, generally increasing as the
  10.                                                          child ages.
------------------------------------------------------------------------------------------------------------------------------------
FAMILY TERM RIDER(5)              On each Monthly
                                  Calculation Day
  Minimum and Maximum                                          $0.08 - $2.67 per $1,000 of rider face amount.
  Example for a female age 45 in                               $0.17 per $1,000 of rider face amount, generally increasing as the
  the nonsmoker premium class.                                 family member ages.
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PURCHASE OPTION(6)     On each Monthly
                                  Calculation Day
------------------------------------------------------------------------------------------------------------------------------------
  Minimum and Maximum                                          $0.05 - $0.18 per unit.(7)
  Example for a male age 35 in                                 $0.16 per unit.(7)
  the nonsmoker premium class.
------------------------------------------------------------------------------------------------------------------------------------
CASH VALUE ACCUMULATION TEST      We do not charge for this    We describe this rider later under "Additional Rider Benefits."
AMENDMENT                         rider
------------------------------------------------------------------------------------------------------------------------------------
LIVING BENEFITS                   We do not charge for this    We describe this rider later under "Additional Rider Benefits."
                                  rider
------------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will generally increase with age.
(6) This charge depends on age at the time the rider is issued, but will not increase with age.
(7) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.







THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                             Minimum and Maximum Fund Operating Expenses

                                                        Minimum          Maximum

Total Annual Fund Operating Expenses(1)                  0.32%      -     22.60%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)

(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% (3)               1.64%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% (4)               1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% (4)               1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% (1)               9.33%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%
Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-MFS Value                        (1.59%)       1.00%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%   Phoenix-Sanford Bernstein                (0.34%)       1.30%
                                                                       Small-Cap Value
                                                                     Phoenix-State Street Research            (8.33%)       1.00%
                                                                       Small-Cap Growth

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                                       After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)         0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.17%        1.02%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%          (0.01%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%          (0.02%)         1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%          (0.00%)         1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%          (0.27%)         0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%          (0.02%)         0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)         1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)         1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)         1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund and .68% for the Templeton Foreign Securities Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


Series                                                  Reimbursements & Waivers             Net Annual Fund Expenses
------                                                  ------------------------             ------------------------
Federated Fund for U.S. Government Securities II               (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares            (0.25%)                                0.77%
VIP Contrafund(R) Portfolio                                    (0.04%)                                0.74%
VIP Growth Opportunities Portfolio                             (0.03%)                                0.77%
VIP Growth Portfolio                                           (0.06%)                                0.71%
Technology Portfolio                                           (0.14%)                                1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
PHL Variable Insurance Company is a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. Throughout this prospectus we will refer to PHL Variable Insurance Company as "PHL Variable" and in the first person (i.e. as "we", "us", "our").


THE PHLVIC VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------
PHL Variable Insurance Company established the Account as a separate account under Connecticut insurance law on September 10, 1998. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 The SEC does not supervise the management, investment practices or policies of the Account or of PHL Variable.

All income, gains or losses of the Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of PHL Variable. The assets of the Account may not be charged with liabilities arising out of any other business we conduct. PHL Variable is responsible for all obligations under the policies.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

PHL Variable does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

 1) the election of the fund's Trustees;

 2) the ratification of the independent accountants for the fund;

 3) approval or amendment of investment advisory agreements;

 4) a change in fundamental policies or restrictions of the series; and

 5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page 1.


THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.


We reserve the right to limit total deposits to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.


You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the non-loaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  First Year:     25% of the total value
[diamond]  Second Year:    33% of remaining value
[diamond]  Third Year:     50% of remaining value
[diamond]  Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM EXPENSE CHARGE
We deduct a charge of 6% from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing).

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts and the non-loaned portion of the Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.


MORTALITY AND EXPENSE RISK CHARGE
We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

During the first ten policy years, your policy will pay a mortality and expense risk charge equal to .075% of the average daily balance in the subaccounts for the month on each monthly calculation day. As of the date of this prospectus, we offer reduced mortality and expense risk charges to policies that meet certain criteria beginning in policy year 11. These rates are not guaranteed, Beginning in policy year 11, your policy will pay a mortality and expense risk charge that depends on how your non-loaned policy value compares to your policy's face amount. Non-loaned policy values above certain amounts (thresholds) qualify you for more favorable (lower) charges. Thresholds for lower charges beginning in policy year 11 depend on the policy option you choose as outlined in the following chart.

 -----------------------------------------------------------

                           POLICY YEAR 1 THROUGH 10 MONTHLY
                           MORTALITY & Expense RISK CHARGES
                            FOR ALL POLICY OPTIONS DEDUCTED
                                 FROM THE SUBACCOUNTS

 -----------------------------------------------------------
    All policy values                   .075%
 -----------------------------------------------------------

    NON-LOANED POLICY          POLICY YEAR 11 AND AFTER
  VALUE AS A PERCENTAGE          MONTHLY MORTALITY &
  OF TOTAL POLICY FACE     EXPENSE RISK CHARGES(2) DEDUCTED
         AMOUNT(1)                FROM THE SUBACCOUNTS

 -----------------------------------------------------------
                           OPTION A    OPTION B   OPTION C
 -----------------------------------------------------------
  less than 40%             .075%       .075%      .075%
 -----------------------------------------------------------
  greater than or equal
  to 40%, but less than
  60%                       .050%       .055%      .060%
 -----------------------------------------------------------
  60% or more               .025%       .050%      .055%
 -----------------------------------------------------------

  (1) Total policy face amount is the sum of the base policy face amount plus the face amount of any Individual Term rider you elect.
  (2) These rates are current and are not guaranteed.


COST OF OPTIONAL INSURANCE FEATURES (RIDERS) Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

The Phoenix Edge(R) - VUL policy has three riders available at no additional charge:

[diamond] LifePlan Options Rider.


[diamond] Non-Transferable General Account Rider.


[diamond] Cash Value Accumulation Test Amendment must be elected irrevocably at issue, and is automatically attached to policies that have the Guaranteed Death Benefit Rider.

[diamond] Living Benefits Rider. We can make an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250.000) should the person insured becomes terminally ill, subject to certain conditions. The policy's face amount following the accelerated payment must be at least $10,000.

We charge for providing benefits under the following riders:

[diamond] Individual Term Rider charges vary based on age, gender, risk classification and rider face amount. Charges will increase as the insured person ages.

[diamond] Guaranteed Death Benefit Rider charge is $0.03 per $1,000 of total face amount. Total face amount is the base policy face amount plus the face amount of any Individual Term Rider.

[diamond] Accidental Death Benefit Rider charges vary based on the insured person's age and risk classification as well as the specified benefit.

[diamond] Child Term Rider charges vary based on the age and gender of the child and the specified face amount.

[diamond] Family Term Rider charges vary based on the age(s), and risk classification(s) of the covered family members and the specified face amount of the rider.


[diamond] Additional Purchase Option Rider charges vary based on age, and risk classification of the person insured and on the number of units of coverage purchased.


LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

-----------------------------------------------------------
                                      RATE WE CREDIT THE
                                       LOANED PORTION OF
               LOAN INTEREST RATE       THE GUARANTEED
                     CHARGED           INTEREST ACCOUNT
------------ ----------------------- ----------------------
POLICY          MOST         NJ        MOST         NJ
YEARS:         STATES      AND TX     STATES      AND TX
------------ ----------- ----------- ---------- -----------
1-10             4%          5%         2%          3%
------------ ----------- ----------- ---------- -----------
11-16            3%          4%         2%          3%
------------ ----------- ----------- ---------- -----------
16+              2%          3%         2%          3%
-----------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond] SURRENDER CHARGE. The surrender charge applies if you surrender the policy for its cash surrender value or allow the policy to lapse. Your choice of Policy Option determines your surrender charge schedule. The maximum surrender charges that your policy might pay in a given policy year are illustrated in the following Surrender Charge Table. The amount you would actually pay depends on the policy month and may be less than shown. The actual surrender charge will never exceed policy value, therefore, we will never require you to submit an additional payment in order to surrender your policy. We will provide a complete month-by-month surrender charge table in your policy's schedule pages.


    ----------------------------------------------------------
                     SURRENDER CHARGE TABLE
    ----------------------------------------------------------

        POLICY        SURRENDER CHARGE AS A PERCENTAGE OF TAP*
        YEARS

                      Policy       Policy         Policy
                     Option A     Option B       Option C
          1            200%         150%           75%
          2            200%         150%           75%
          3            200%         150%           75%
          4            200%         150%           72%
          5            200%         150%           34%
          6            200%         147%            0%
          7            200%         111%            0%
          8            196%          75%            0%
          9            166%          39%            0%
          10           142%          16%            0%
          11           118%          0%             0%
          12           94%           0%             0%
          13           70%           0%             0%
          14           46%           0%             0%
          15           22%           0%             0%
        16 on           0%           0%             0%


    * TAP (Target Annual Premium) is established at the time of policy issue and is the greater of (a) the level premium required to mature the policy computed at an interest rate of 6.5% assuming current mortality and expense risk charges and
          (b) $1,200. We will provide you with a table of surrender charges before we issue your policy.


[diamond] PARTIAL SURRENDER CHARGE (FACE AMOUNT DECREASE). A pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any decrease in face amount. Face amount reductions may result if you request a decrease in face amount, request a death benefit option change or make a partial withdrawal.

[diamond] PARTIAL WITHDRAWAL FEE. Should you withdraw a portion of your policy value, we may deduct a $25 fee from your policy value. A portion of the surrender charge may also apply.

[diamond] SAMPLE SURRENDER CHARGES FOR POLICY OPTION A. We provide the first year surrender charge calculations in order to illustrate how the Target Annual Premium (TAP) and the surrender charge can vary in relation to the insured persons' ages and gender. The examples given are for a non-smokers.

          The sample policy's initial face amount is $1 million.

          ------------------------------------------------------------
              PERSON INSURED        TARGET ANNUAL       FIRST YEAR
          ------------------------     PREMIUM          SURRENDER
             AGE        GENDER          (TAP)            CHARGE*
          ------------------------------------------------------------
             45         Male
                                        $8,705           $17,409
          ------------------------------------------------------------
             45         Female
                                        $7,137           $14,314
          ------------------------------------------------------------
             55         Male
                                       $14,330           $28,659
          ------------------------------------------------------------
             55         Female
                                       $12,116           $24,232
          ------------------------------------------------------------
             65         Male
                                       $23,951           $47,901
          ------------------------------------------------------------
             65         Female
                                       $19,407           $38,954
          ------------------------------------------------------------

          * The first year surrender charge is equal to 2 times TAP, subject to maximums permitted under state insurance law.

          The actual surrender charge you will pay can never be more than your policy value. We will never require you to make an additional payment in order to surrender your policy.

[diamond] TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $20 for each transfer in excess of twelve each calendar year.


OTHER TAX CHARGES

Currently no charge is made against the Account for federal income taxes that may be attributable to the Account. The Account may, however, make such a charge in the future for these or any other taxes attributable to the Account, should the Account become liable for such taxes.


FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER

The owner is the person named in the application for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your" in this prospectus, we are referring to the owner.


INSURED

The insured is the person on whose life the policy is issued. You name this person in the application for the policy. We will not issue a policy if the person to be insured is 86 or older We will require that you provide evidence that the person to be insured is, in fact, insurable. This will usually require a medical examination.


BENEFICIARY

The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.


Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT

You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment at VULA, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.


PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been issued and returned during your "right to cancel" period.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you are at least 18 years old, and have an insurable interest in the life to be insured. You must also have the consent of the person to be insured.

PREMIUM PAYMENTS
The Phoenix Edge(R) - VUL is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated. A number of factors concerning the person insured and the policy features you desire will affect our required issue premium. The age, gender, and risk class can affect the issue premium, as can policy features such as the face amount and added benefits.

The issue premium is due on the policy date. The insured person must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.


Premium payments received by us will be reduced by the premium expense change. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to PHL Variable upon policy lapse or termination.

Premium payments received during a grace period, after deduction of the premium expense charge and the issue expense charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."


POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted; or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond] INDIVIDUAL TERM. This rider provides additional term insurance coverage until the insured person reaches age 100. The face amount of the term insurance may be level or increasing. The initial rider death benefit is limited to 4 times the policy's initial face amount. We assess a monthly charge for this rider.


[diamond] GUARANTEED DEATH BENEFIT. While it is in effect and Death Benefit
          Option 1 is in effect, This rider guarantees the face amount of coverage even if you have insufficient policy value to cover the monthly deduction.

          We will set a monthly guarantee premium based on the insured person's age, gender and risk class, the policy's face amount and the rider's coverage period. In general, the total premiums you have paid, reduced by any partial withdrawals and outstanding debt, must be greater than or equal to the sum total of all monthly guarantee premiums since issue. Please refer to the rider contract form for details.


          We assess a monthly charge while the rider remains in effect.


[diamond] LIFEPLAN OPTIONS. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:


          1) An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

          2) An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.


          3) An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until 90 days prior to the 10th policy anniversary.

             We do not charge for this rider. This rider is only available for policies of $1 million face amount or more.


[diamond] ACCIDENTAL DEATH BENEFIT. This rider will provide an additional death benefit if the insured person dies as the result of accidental injuries. This rider expires on the policy anniversary nearest the insured person's 75th birthday. The rider contract form contains terms and conditions.

          We assess a monthly charge for this rider.


[diamond] DISABILITY BENEFIT. This rider will provide a specified monthly credit to your policy if the insured person becomes totally disabled.

          We will credit your policy each month while the disability persists until the policy anniversary nearest the insured's 65th birthday, or for one year if the disability commenced less than one year before the aforementioned policy anniversary.

          In addition, should the insured person become and remain totally disabled during the five years leading up to the normal termination date of the rider, we will continue to credit the policy beyond age 65.


          We assess a monthly charge for this rider.


[diamond] NON TRANSFERABLE GENERAL ACCOUNT RIDER. This rider permits you to permanently transfer your policy value to the Non Transferable General Account in order to get guaranteed principal and credited interest payments. It is available beginning in the 16th policy year. We do not charge for this rider.

[diamond] CHILD TERM. This rider provides annually renewable term coverage on the insured person's children who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. You may convert coverage to a new variable or universal life insurance policy that we have available prior to your policy anniversary nearest the insured child's 25th birthday. The new policy will be subject to our minimum issue requirements.


          We assess a monthly charge for this rider.


[diamond] FAMILY TERM. This rider provides annually renewable term insurance coverage to age 70 on the insured person or members of the insured person's immediate family who are at least 18 years of age. The rider is fully convertible through age 65 for each covered person to a new variable or universal life insurance policy that we have available. The new policy will be subject to our minimum issue requirements.


          We assess a monthly charge for this rider.


[diamond] CASH VALUE ACCUMULATION TEST AMENDMENT. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued and will continue in effect for the life of the policy. We do not charge for this rider.

[diamond] ADDITIONAL PURCHASE OPTION. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability. We assess a monthly charge for this rider.

[diamond] ACCELERATED BENEFITS. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. We do not charge for this rider.


DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy, and are permitted to change it. If you fail to choose, we will use Death Benefit Option 1.

Death Benefit Option 1 will pay the policy's face amount on the date of the insured person's death but not less than the minimum death benefit.

Death Benefit Option 2 will pay the policy's face amount plus the policy value on the date of the insured person's death but not less than the minimum death benefit.


We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person's attained age at the beginning of the policy year in which death occurs.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT

You may request that we increase the face amount of your policy at any time the policy is in force. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary. We will not permit a face amount increase after the insured person reaches age 86. We charge $1.50 per $1,000 of added face amount up to a maximum of $600. We will deduct 1/12th of this charge each month for the year following a face amount increase.


We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.


A new surrender charge schedule will apply to any increase in face amount.


For a discussion of possible implications of a material change in the policy resulting from the increase, see "Modified Endowment Contracts--Material Change Rules."

REQUESTS FOR DECREASE IN FACE AMOUNT

You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------


SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this policy, the death proceeds will be paid when the insured person dies.


You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.


PAYMENT AMOUNT
We will make the death benefit payment based on the death benefit option in effect at the time.

--------------------------------------------------------------
                           Value we apply to payment option
--------------------------------------------------------------
Death Benefit Option 1     Policy face amount
--------------------------------------------------------------
Death Benefit Option 2     Policy face amount plus policy
                           value
--------------------------------------------------------------


We will pay the minimum death benefit if it is greater under your chosen option. We will reduce the amount of death benefit payment by the amount of any outstanding loans and loan interest.

The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.


PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

[diamond] 10 years; or

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.


We will use an annual interest rate of at least 3% to compute payments for any life annuity with period certain.


PAYMENT OPTION 5--LIFE ANNUITY

We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3% to compute payments under this option.


PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the

10-year period certain ends, we will make the remaining payments to their beneficiaries.


The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3% to compute payments under this option.


SURRENDERS
You may take a full or partial surrender of your policy at any time as long as insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. You must submit a written request to VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required.


We do not normally permit partial surrenders of less than $500 or if the resulting death benefit would be less than $25,000. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.


You may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions. A partial surrender will reduce your policy value by the sum of the:

    Partial Surrender Amount - the portion of the cash surrender value you choose, but not less than $500; plus
    Partial Surrender Fee of $25; plus
    Pro rated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to a full surrender.

We will reduce your policy's cash value by the partial surrender amount paid plus the partial surrender fee. If your policy has Death Benefit Option 1, we will reduce your policy's face amount by the same amounts as described above for the reduction of policy value.

TRANSFER OF POLICY VALUE


TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by either writing to VPMO or calling VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.


TELEPHONE TRANSFERS
We will accept telephone instructions on your behalf from your registered representative. You must send us a written request if you do not want your registered representative to have this ability.

PHL Variable and PEPCO, our national distributor, will use reasonable procedures to confirm that telephone instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all telephone transfers. PHL Variable and PEPCO may be liable for following unauthorized telephone instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your telephone transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

o   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.


You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.


Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


If your policy is issued with a Temporary Money Market Allocation Amendment, you may not make any transfers until your right to cancel the policy expires.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly               [diamond] $150 semiannually

[diamond] $75 quarterly             [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


POLICY LOANS
You may generally borrow up to 90% of your policy's cash surrender value. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

-----------------------------------------------------------
POLICY YEARS          MOST STATES           NEW JERSEY
                                              & TEXAS
--------------------- ------------------ ------------------
1-10:                      4%                   5%
11-15:                     3%                   4%
16 and after:              2%                   3%
--------------------- ------------------ ------------------

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.


We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2% (3% in New Jersey and Texas), compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time the policy is in force. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, during the first seven policy years, the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapse.


If, at any time after the first seven policy years, the cash value is less than the required monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapse or the amount required to provide a positive cash surrender value if greater.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 15 days and not more than 45 days before any potential lapse will occur.


The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be modified endowment contracts if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the person insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of PHLVIC Variable Universal Life Account (The Phoenix Edge(R) - VUL) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------

                                                                                 Investment Type

                                                ------------------------------------------------------------------------------
                                                  Bond  Domestic  Domestic  Domestic   Growth         International   Money
                    Series                               Blend     Growth    Value    & Income  Index     Growth      Market
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                             |X|
Phoenix-AIM Mid-Cap Equity                                |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                        |X|
Phoenix-Alliance/Bernstein Growth + Value                           |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                             |X|
Phoenix-Engemann Capital Growth                                     |X|
Phoenix-Engemann Small & Mid-Cap Growth                             |X|
Phoenix-Goodwin Money Market                                                                                           |X|
Phoenix-Goodwin Multi-Sector Fixed Income         |X|
Phoenix-Hollister Value Equity                                                |X|
Phoenix-Janus Flexible Income                     |X|
Phoenix-Kayne Large-Cap Core                              |X|
Phoenix-Kayne Small-Cap Quality Value                                         |X|
Phoenix-Lazard International Equity Select                                                                 |X|
Phoenix-Lazard Small-Cap Value                                                |X|
Phoenix-Lazard U.S. Multi-Cap                                                 |X|
Phoenix-Lord Abbett Bond-Debenture                |X|
Phoenix-Lord Abbett Large-Cap Value                                           |X|
Phoenix-Lord Abbett Mid-Cap Value                                             |X|
Phoenix-MFS Investors Growth Stock                                  |X|
Phoenix-MFS Investors Trust                                                              |X|
Phoenix-MFS Value                                                             |X|
Phoenix-Northern Dow 30                                                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                             |X|
Phoenix-Oakhurst Growth and Income                                                       |X|
Phoenix-Oakhurst Strategic Allocation                                                    |X|
Phoenix-Sanford Bernstein Global Value                                                                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                       |X|
Phoenix-Sanford Bernstein Small-Cap Value                                     |X|
Phoenix-Seneca Mid-Cap Growth                                       |X|
Phoenix-Seneca Strategic Theme                                      |X|
Phoenix-State Street Research Small-Cap Growth                      |X|
AIM V.I. Capital Appreciation Fund                                  |X|
AIM V.I. Premier Equity Fund                              |X|
Alger American Leveraged AllCap Portfolio                           |X|
Federated Fund for U.S. Government Securities II  |X|
Federated High Income Bond Fund II                |X|
VIP Contrafund(R) Portfolio                                         |X|
VIP Growth Opportunities Portfolio                                  |X|
VIP Growth Portfolio                                                |X|
Mutual Shares Securities Fund                                                            |X|
Templeton Foreign Securities Fund                                                                          |X|
Templeton Growth Securities Fund                                                                           |X|
Scudder VIT EAFE(R) Equity Index Fund                                                            |X|
Scudder VIT Equity 500 Index Fund                                                                |X|
Technology Portfolio                                                |X|
Wanger Foreign Forty                                                                                       |X|
Wanger International Small Cap                                                                             |X|
Wanger Twenty                                                       |X|
Wanger U.S. Smaller Companies                                       |X|
------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                            ---------------------------------------------------------------------------------------
                                              Phoenix    Phoenix   Duff & Phelps                Fred       Deutsche    Federated
                                             Investment  Variable   Investment       AIM        Alger       Asset      Investment
                                              Counsel,   Advisors,  Management     Advisors,  Management, Management,  Management
        Series                                  Inc.       Inc.        Co.           Inc.        Inc.        Inc.       Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
Phoenix-AIM Mid-Cap Equity                                 |X|
Phoenix-Alliance/Bernstein Enhanced Index                  |X|
Phoenix-Alliance/Bernstein Growth + Value                  |X|
Phoenix-Duff & Phelps Real Estate Securities                           |X|
Phoenix-Engemann Capital Growth                  |X|

Phoenix-Engemann Small & Mid-Cap Growth          |X|

Phoenix-Goodwin Money Market                     |X|
Phoenix-Goodwin Multi-Sector Fixed Income        |X|
Phoenix-Hollister Value Equity                   |X|
Phoenix-Janus Flexible Income                              |X|
Phoenix-Kayne Large-Cap Core                     |X|
Phoenix-Kayne Small-Cap Quality Value            |X|
Phoenix-Lazard International Equity Select                 |X|
Phoenix-Lazard Small-Cap Value                             |X|
Phoenix-Lazard U.S. Multi-Cap                              |X|
Phoenix-Lord Abbett Bond-Debenture                         |X|
Phoenix-Lord Abbett Large-Cap Value                        |X|
Phoenix-Lord Abbett Mid-Cap Value                          |X|
Phoenix-MFS Investors Growth Stock                         |X|
Phoenix-MFS Investors Trust                                |X|
Phoenix-MFS Value                                          |X|
Phoenix-Northern Dow 30                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                       |X|
Phoenix-Oakhurst Growth and Income               |X|
Phoenix-Oakhurst Strategic Allocation            |X|
Phoenix-Sanford Bernstein Global Value                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                    |X|
Phoenix-Sanford Bernstein Small-Cap Value                  |X|
Phoenix-Seneca Mid-Cap Growth                    |X|
Phoenix-Seneca Strategic Theme                   |X|
Phoenix-State Street Research Small-Cap Growth             |X|
AIM V.I. Capital Appreciation Fund                                                   |X|
AIM V.I. Premier Equity Fund                                                         |X|
Alger American Leveraged AllCap Portfolio                                                        |X|
Federated Fund for U.S. Government Securities II                                                                          |X|
Federated High Income Bond Fund II                                                                                        |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                        |X|
Scudder VIT Equity 500 Index Fund                                                                            |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                            ---------------------------------------------------------------------------------------
                                                                       Morgan
                                              Fidelity     Franklin    Stanley     Templeton    Templeton  Templeton    Wanger
                                             Management     Mutual    Investment     Asset       Global    Investment    Asset
                                            and Research   Advisors,  Management   Management,  Advisors    Counsel,   Management,
                   Series                      Company       LLC         Inc.        Ltd.        Limited      Inc.        L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth

Phoenix-Engemann Small & Mid-Cap Growth

Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                      |X|
VIP Growth Opportunities Portfolio               |X|
VIP Growth Portfolio                             |X|
Mutual Shares Securities Fund                              |X|
Templeton Foreign Securities Fund                                                                            |X|
Templeton Growth Securities Fund                                                                 |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                   |X|
Wanger Foreign Forty                                                                                                      |X|
Wanger International Small Cap                                                                                            |X|
Wanger Twenty                                                                                                             |X|
Wanger U.S. Smaller Companies                                                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Subadvisors
                                            --------------------------------------------------------------------------------------

                                                                                               Kayne
                                                                                              Anderson
                                             Aberdeen      AIM        Alliance      Janus      Rudnick      Lazard       Lord,
                                               Fund      Capital      Capital      Capital    Investment     Asset       Abbett
                                             Managers,  Management,  Management,  Management  Management,  Management     & Co.
           Series                              Inc.        Inc.         L.P.         LLC         LLC          LLC          LLC

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
Phoenix-AIM Mid-Cap Equity                                 |X|
Phoenix-Alliance/Bernstein Enhanced Index                              |X|
Phoenix-Alliance/Bernstein Growth + Value                              |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                        |X|
Phoenix-Kayne Large-Cap Core                                                                     |X|
Phoenix-Kayne Small-Cap Quality Value                                                            |X|
Phoenix-Lazard International Equity Select                                                                   |X|
Phoenix-Lazard Small-Cap Value                                                                               |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                        |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                       |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                         |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                 |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                |X|
Phoenix-Sanford Bernstein Small-Cap Value                              |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth

-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

-------------------------------------------------------------------------------------------------------------
                                                                       Subadvisors
                                            -----------------------------------------------------------------

                                                                      Roger                     State
                                                        Northern     Engemann     Seneca        Street
                                                MFS       Trust         &         Capital      Research
                                            Investment Investments, Associates,  Management, & Management
          Series                            Management     Inc.        Inc.         LLC         Company
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                        |X|
Phoenix-Engemann Small & Mid-Cap Growth                                |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock               |X|
Phoenix-MFS Investors Trust                      |X|
Phoenix-MFS Value                                |X|
Phoenix-Northern Dow 30                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                       |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                        |X|
Phoenix-Seneca Strategic Theme                                                       |X|
Phoenix-State Street Research Small-Cap Growth                                                   |X|
-------------------------------------------------------------------------------------------------------------

Additional information about The Phoenix Edge(R) - VUL (the "Policy") and the PHLVIC Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

PHL Variable Insurance Company

www.phoenixwm.com
V613

Investment Company Act File No. 811-09065

[logo] PHOENIX WEALTH MANAGEMENT(R)

L0690PR (C) PHL Variable Insurance Company      [logo] Printed on recycled paper.        5-03